SCHEDULE OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/income	$ 1,300	¥ 9,400	¥ (127,317)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation and expenses			107,975
Prepaid expenses and other current assets	(136)	(965)	(18,025)
Net cash (used in)/provided by operating activities	1,666	11,868	(8,348)
Proceeds from issuance of ordinary shares	25,000	177,975	35,088
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(975)	(9,021)	(128)
Net increase in cash and cash equivalent and restricted cash	26,148	184,077	28,666
Cash and cash equivalents and restricted cash at beginning of period	15,050	109,213	77,179
Cash and cash equivalents and restricted cash at end of period	$ 41,198	293,290	105,845
Parent Company [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/income		9,354	(127,317)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries		(9,357)	15,582
Share-based compensation and expenses			107,975
Prepaid expenses and other current assets		503	283
Inter-company payable (net of inter-company receivable)		8,635	(33,090)
Related parties		973	(258)
Other payables and accrued liabilities		(1,664)	2,986
Net cash (used in)/provided by operating activities		8,444	(33,839)
Loan received/(paid) from a shareholder			(2,479)
Proceeds from issuance of ordinary shares			35,088
Effect of exchange rate changes on cash and cash equivalent and restricted cash		(8,446)	1,233
Net increase in cash and cash equivalent and restricted cash		(2)	3
Cash and cash equivalents and restricted cash at beginning of period		2	1
Cash and cash equivalents and restricted cash at end of period			¥ 4